FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets
The summary of financial assets and financial liabilities is as follows:

	2022
AS AT JUN. 30 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$685	$685
Cash equivalents	—	—	1,399	1,399
Total cash and cash equivalents[2]	—	—	2,084	2,084

Derivatives
Foreign exchange forwards	6	—	—	6
Cross currency swaps	1	—	—	1
Options	17	—	—	17
Total derivative assets	24	—	—	24

Debt securities
Bonds
Government and Municipal	362	2,042	—	2,404
Corporate	1,834	13,469	—	15,303
Asset-backed securities	228	720	—	948
Private debt	—	209	13	222
Total debt securities	2,424	16,440	13	18,877

Equity
Common shares	—	538	—	538
Preferred shares	14	70	—	84
Private equity and other	—	297	—	297
Total equity	14	905	—	919

Loans and receivables
Mortgage loans	—	—	5,523	5,523
Private loans	—	—	551	551
Other loans	—	—	372	372
Total loans and receivables	—	—	6,446	6,446

Short term investments
Commercial paper	—	—	655	655
Total short term investments	—	—	655	655

Separately managed accounts	—	118	—	118
Other invested assets	—	19	16	35
Total investments	2,438	17,482	7,130	27,050

Investment properties	—	—	545	545

Separate account assets	—	1,059	—	1,059

Reinsurance funds withheld	4,861	—	—	4,861

Derivative liabilities
Foreign exchange forwards	(9)	—	—	(9)
Cross currency swaps	(20)	—	—	(20)
Total derivative liabilities	(29)	—	—	(29)

Funds withheld liabilities	(10)	—	—	(10)

Separate account liabilities	—	(1,059)	—	(1,059)

Notes payable	—	—	(159)	(159)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
2. Cash and cash equivalents as at June 30, 2022 includes $59 million of collateral that is pledged to the benefit of the Company from its derivative counterparties with a corresponding liability to return the collateral in liabilities for derivative financial instruments.

	2021
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$320	$320
Cash equivalents	—	—	73	73
Total cash and cash equivalents	—	—	393	393

Derivatives
Foreign exchange forwards	10	—	—	10
Bond futures	9	—	—	9
Options	127	—	—	127
Total derivative assets	146	—	—	146

Debt securities
Bonds
Government and Municipal	377	1,287	—	1,664
Corporate	1,471	253	—	1,724
Asset-backed securities	115	53	—	168
Private debt	—	208	—	208
Total debt securities	1,963	1,801	—	3,764

Equity
Common shares	—	275	—	275
Preferred shares	4	14	—	18
Private equity and other	—	247	—	247
Total equity	4	536	—	540

Loans and receivables
Mortgage loans	—	—	23	23
Private loans	—	—	616	616
Total loans and receivables	—	—	639	639

Total investments	1,967	2,337	639	4,943

Reinsurance funds withheld	4,650	—	—	4,650

Derivative liabilities
Interest rate swaps	(1)	—	—	(1)
Total derivative liabilities	(1)	—	—	(1)

Funds withheld liabilities	(12)	—	—	(12)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
The following sets out the financial assets and financial liabilities classified in accordance with the above-mentioned fair value hierarchy, excluding financial assets and financial liabilities that are carried at amortized cost.

	2022
AS AT JUN. 30 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$2,196	$—	$2,196
Asset-backed securities	—	228	—	228
Preferred shares	14	—	—	14
Derivative assets	3	21	—	24
Reinsurance funds withheld	—	4,861	—	4,861

Available for sale:
Bonds	587	14,555	369	15,511
Asset-backed securities	—	621	99	720
Private debt	—	—	209	209
Common shares	494	41	3	538
Preferred shares	31	—	39	70
Private equity and other	13	—	284	297
Other invested assets	—	19	—	19
Separate account assets	315	715	29	1,059
Separately managed accounts	—	—	118	118
Total financial assets	$1,457	$23,257	$1,150	$25,864

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	(20)	(9)	—	(29)
Funds withheld liabilities	—	(10)	—	(10)
Available for sale:
Separate account liabilities	(315)	(715)	(29)	(1,059)
Total financial liabilities	$(335)	$(734)	$(29)	$(1,098)

	2021
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$1,848	$—	$1,848
Asset-backed securities	—	115	—	115
Preferred shares	4	—	—	4
Derivative assets	9	137	—	146
Reinsurance funds withheld	—	4,650	—	4,650

Available for sale:
Bonds	1,165	375	—	1,540
Asset-backed securities	—	53	—	53
Private debt	—	—	208	208
Common shares	244	31	—	275
Preferred shares	3	1	10	14
Private equity and other	—	—	247	247
Total financial assets	$1,425	$7,210	$465	$9,100

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	—	(1)	—	(1)
Funds withheld liabilities	—	(12)	—	(12)
Total financial liabilities	$—	$(13)	$—	$(13)

Summary of financial liabilities
The summary of financial assets and financial liabilities is as follows:

	2022
AS AT JUN. 30 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$685	$685
Cash equivalents	—	—	1,399	1,399
Total cash and cash equivalents[2]	—	—	2,084	2,084

Derivatives
Foreign exchange forwards	6	—	—	6
Cross currency swaps	1	—	—	1
Options	17	—	—	17
Total derivative assets	24	—	—	24

Debt securities
Bonds
Government and Municipal	362	2,042	—	2,404
Corporate	1,834	13,469	—	15,303
Asset-backed securities	228	720	—	948
Private debt	—	209	13	222
Total debt securities	2,424	16,440	13	18,877

Equity
Common shares	—	538	—	538
Preferred shares	14	70	—	84
Private equity and other	—	297	—	297
Total equity	14	905	—	919

Loans and receivables
Mortgage loans	—	—	5,523	5,523
Private loans	—	—	551	551
Other loans	—	—	372	372
Total loans and receivables	—	—	6,446	6,446

Short term investments
Commercial paper	—	—	655	655
Total short term investments	—	—	655	655

Separately managed accounts	—	118	—	118
Other invested assets	—	19	16	35
Total investments	2,438	17,482	7,130	27,050

Investment properties	—	—	545	545

Separate account assets	—	1,059	—	1,059

Reinsurance funds withheld	4,861	—	—	4,861

Derivative liabilities
Foreign exchange forwards	(9)	—	—	(9)
Cross currency swaps	(20)	—	—	(20)
Total derivative liabilities	(29)	—	—	(29)

Funds withheld liabilities	(10)	—	—	(10)

Separate account liabilities	—	(1,059)	—	(1,059)

Notes payable	—	—	(159)	(159)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
2. Cash and cash equivalents as at June 30, 2022 includes $59 million of collateral that is pledged to the benefit of the Company from its derivative counterparties with a corresponding liability to return the collateral in liabilities for derivative financial instruments.

	2021
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$320	$320
Cash equivalents	—	—	73	73
Total cash and cash equivalents	—	—	393	393

Derivatives
Foreign exchange forwards	10	—	—	10
Bond futures	9	—	—	9
Options	127	—	—	127
Total derivative assets	146	—	—	146

Debt securities
Bonds
Government and Municipal	377	1,287	—	1,664
Corporate	1,471	253	—	1,724
Asset-backed securities	115	53	—	168
Private debt	—	208	—	208
Total debt securities	1,963	1,801	—	3,764

Equity
Common shares	—	275	—	275
Preferred shares	4	14	—	18
Private equity and other	—	247	—	247
Total equity	4	536	—	540

Loans and receivables
Mortgage loans	—	—	23	23
Private loans	—	—	616	616
Total loans and receivables	—	—	639	639

Total investments	1,967	2,337	639	4,943

Reinsurance funds withheld	4,650	—	—	4,650

Derivative liabilities
Interest rate swaps	(1)	—	—	(1)
Total derivative liabilities	(1)	—	—	(1)

Funds withheld liabilities	(12)	—	—	(12)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
The following sets out the financial assets and financial liabilities classified in accordance with the above-mentioned fair value hierarchy, excluding financial assets and financial liabilities that are carried at amortized cost.

	2022
AS AT JUN. 30 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$2,196	$—	$2,196
Asset-backed securities	—	228	—	228
Preferred shares	14	—	—	14
Derivative assets	3	21	—	24
Reinsurance funds withheld	—	4,861	—	4,861

Available for sale:
Bonds	587	14,555	369	15,511
Asset-backed securities	—	621	99	720
Private debt	—	—	209	209
Common shares	494	41	3	538
Preferred shares	31	—	39	70
Private equity and other	13	—	284	297
Other invested assets	—	19	—	19
Separate account assets	315	715	29	1,059
Separately managed accounts	—	—	118	118
Total financial assets	$1,457	$23,257	$1,150	$25,864

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	(20)	(9)	—	(29)
Funds withheld liabilities	—	(10)	—	(10)
Available for sale:
Separate account liabilities	(315)	(715)	(29)	(1,059)
Total financial liabilities	$(335)	$(734)	$(29)	$(1,098)

	2021
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$1,848	$—	$1,848
Asset-backed securities	—	115	—	115
Preferred shares	4	—	—	4
Derivative assets	9	137	—	146
Reinsurance funds withheld	—	4,650	—	4,650

Available for sale:
Bonds	1,165	375	—	1,540
Asset-backed securities	—	53	—	53
Private debt	—	—	208	208
Common shares	244	31	—	275
Preferred shares	3	1	10	14
Private equity and other	—	—	247	247
Total financial assets	$1,425	$7,210	$465	$9,100

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	—	(1)	—	(1)
Funds withheld liabilities	—	(12)	—	(12)
Total financial liabilities	$—	$(13)	$—	$(13)